Changes in accounting policies (Policies)	9 Months Ended
Jul. 31, 2023
Statement [LineItems]
Future accounting policy changes
(b) Future accounting policy changes
IFRS 17 “Insurance Contracts” (IFRS 17), issued in May 2017, replaces IFRS 4 “Insurance Contracts”. In June 2020, the IASB issued amendments to IFRS 17 partly aimed at helping companies implement the standard. IFRS 17, incorporating the amendments, is effective for annual reporting periods beginning on or after January 1, 2023, which for us will be November 1, 2023. IFRS 17 provides comprehensive guidance on the recognition, measurement, presentation and disclosure of insurance contracts we issue and reinsurance contracts we hold. IFRS 17 requires groups of insurance contracts to be established and measured on the basis of fulfillment cash flows using the measurement models outlined by the standard. Insurance contracts under the General Measurement Model (GMM), are measured based on the present value of fulfillment cash flows, a risk adjustment for non-financial risks, and a contractual service margin (CSM) representing our unearned profits on a portfolio basis, further disaggregated into profitability groups. We expect to apply GMM to our insurance contracts with contract boundaries exceeding a year. Contracts under the Premium Allocation Approach (PAA) are measured on the basis of premiums received. We expect to apply the PAA measurement model to our insurance contracts with contract boundaries shorter than a year. Revenue is recognized over time as insurance services are provided under both measurement models. If a group of contracts is expected to be onerous at initial recognition or turns onerous subsequently, the losses will be recognized immediately. IFRS 17 is to be applied retrospectively unless impracticable. We expect changes in the timing of revenue recognition for our insurance contracts, changes to our insurance contract liabilities under IFRS 17, and a negative transitional adjustment to equity upon adoption of IFRS 17. We do not expect a material impact to our consolidated financial statements as a result of adopting IFRS 17.
We continue to prepare for the implementation of IFRS 17, which is overseen by an Executive Steering Committee. The Executive Steering Committee includes stakeholders from the frontline business and functional groups including Finance, Technology and Risk Management as well as our Appointed Actuary. We have evaluated the changes to our accounting and actuarial policies resulting from the adoption of IFRS 17 and have substantially completed our implementation of a technology solution to support the new accounting requirements.
We continue to finalize the impact of this standard on our consolidated financial statements.